Shareholders' equity - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	$ 2,908,903	$ 3,324,316	$ 3,528,475
Translation adjustment of foreign investments	(9,959)	(10,742)	30,373
Cash flow hedge accounting	(2,192)	12,556	(16,256)
Ending balance	2,901,801	2,908,903	3,324,316
Accumulated non-controlling interest	425,208	422,068
Attributable to NEXA's shareholders	2,476,593	2,486,835
Accumulated other comprehensive income
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(97,253)	(95,740)	(109,857)
Translation adjustment of foreign investments	(9,959)	(10,742)	30,373
Cash flow hedge accounting	(2,192)	12,556	(16,256)
Remeasurements of retirement benefits		(3,327)
Ending balance	(109,404)	(97,253)	(95,740)
Accumulated non-controlling interest	(30,116)
Attributable to NEXA's shareholders	(79,288)
Cumulative translation adjustment
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(99,829)	(89,087)	(119,460)
Translation adjustment of foreign investments	(9,959)	(10,742)	30,373
Ending balance	(109,788)	(99,829)	(89,087)
Remeasurements with retirement benefits
Reconciliation of changes in accumulated other comprehensive income
Beginning balance		3,327	3,327
Remeasurements of retirement benefits		(3,327)
Ending balance			3,327
Hedge accounting
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	2,576	(9,980)	6,276
Cash flow hedge accounting	(2,192)	12,556	(16,256)
Ending balance	$ 384	$ 2,576	$ (9,980)